Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 1,237	$ 1,309	$ 778
Other comprehensive (loss) income, net of tax
Net unrealized (losses) gains on available-for-sale securities	(1,588)	550	237
Net unrealized gains (losses) on derivatives used in cash flow hedging relationships	84	(100)	22
Total other comprehensive (loss) income, net of tax	(1,504)	450	259
Total comprehensive (loss) income	(267)	1,759	1,037
Comprehensive loss attributable to noncontrolling interests, net of tax	168	96	91
Total comprehensive (loss) income attributable to Nationwide Life Insurance Company	$ (99)	$ 1,855	$ 1,128